Note 17 - Segment and Related Information (Details) - Financial Information by Business Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2014
Total Revenue	$ 219,694	[1]	$ 243,265	[2]	$ 227,133	[3]	$ 252,799	[4]	$ 258,477	[1]	$ 245,099	[2]	$ 242,990	[3]	$ 294,538	[4]	$ 942,891	$ 1,041,104	$ 1,108,875
Depreciation and amortization																	174,970	167,213	139,047
Operating income (loss)																	(142,891)	259,456	352,929
Capital expenditures																	251,158	291,694	314,047
Total assets	1,829,161								2,123,237								1,829,161	2,123,237	2,132,925
Canadian Segment [Member] | Operating Segments [Member]
2014
Total Revenue																	661,721	714,136	733,894
Canadian Segment [Member] | Intersegment Eliminations [Member]
2014
Total Revenue																	(305)	(3,598)	(16,734)
Canadian Segment [Member]
2014
Total Revenue																	661,416	710,538	717,160
Depreciation and amortization																	91,893	85,180	71,203
Operating income (loss)																	106,580	190,470	226,403
Capital expenditures																	218,620	155,556	106,835
Total assets	1,024,990								993,729								1,024,990	993,729	954,295
Australian Segment [Member] | Operating Segments [Member]
2014
Total Revenue																	213,279	255,457	276,249
Australian Segment [Member] | Intersegment Eliminations [Member]
2014
Total Revenue																			(35)
Australian Segment [Member]
2014
Total Revenue																	213,279	255,457	276,214
Depreciation and amortization																	62,924	64,691	55,443
Operating income (loss)																	(155,851)	75,197	99,213
Capital expenditures																	24,907	75,935	145,766
Total assets	669,789								894,227								669,789	894,227	992,665
U.S. Segment [Member] | Operating Segments [Member]
2014
Total Revenue																	123,328	91,311	115,611
U.S. Segment [Member] | Intersegment Eliminations [Member]
2014
Total Revenue																	(55,132)	(16,202)	(110)
U.S. Segment [Member]
2014
Total Revenue																	68,196	75,109	115,501
Depreciation and amortization																	20,281	17,488	12,402
Operating income (loss)																	(86,959)	(3,320)	31,358
Capital expenditures																	10,901	61,989	63,184
Total assets	135,681								234,049								135,681	234,049	178,229
Corporate and Other [Member] | Operating Segments [Member]
2014
Total Revenue																	(55,437)	(19,800)	(16,879)
Corporate and Other [Member] | Intersegment Eliminations [Member]
2014
Total Revenue																	55,437	19,800	16,879
Corporate and Other [Member]
2014
Depreciation and amortization																	(128)	(146)	(1)
Operating income (loss)																	(6,661)	(2,891)	(4,045)
Capital expenditures																	(3,270)	(1,786)	(1,738)
Total assets	(1,299)								1,232								(1,299)	1,232	7,736
Operating Segments [Member]
2014
Total Revenue																	$ 942,891	$ 1,041,104	$ 1,108,875

[1]	In the fourth quarter of 2014, we recognized the following items: Goodwill impairment losses of $202.7 million ($201.2 million after-tax, or $1.89 per diluted share) during 2014, of which $16.6 million related to our U.S. segment and $186.1 million related to our Australian segment. Fixed asset and intangible asset impairment losses of $76.2 million ($51.2 million after-tax, or $0.48 per diluted share) during 2014, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. A $34.9 million tax expense ($0.33 per diluted share) from the establishment of a deferred tax liability related to a portion of our undistributed foreign earnings which we no longer intend to indefinitely reinvest and a valuation allowance related to deferred tax assets related to capital losses not expected to be realized. Costs associated with our planned migration to Canada of $2.6 million ($1.7 million after-tax), or $0.02 per diluted share after-tax, included in Selling, general and administrative expenses on the consolidated statements of operations. Transition costs incurred associated with becoming a stand-alone company. The $0.9 million in costs ($0.6 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-off and formation costs on the consolidated statements of operations.
[2]	In the third quarter of 2014, we recognized $1.0 million in transition costs associated with becoming a stand-alone company ($0.7 million after-tax, or $0.01 per diluted share). The costs, which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.
[3]	In the second quarter of 2014, we recognized the following items:A charge of $9.0 million impairment ($6.3 million after-tax, or $0.06 per diluted share), related to the impairment of an intangible asset in Australia. Due to the Spin-Off, and the resulting rebranding of the Company's Australian operations from The Mac to Civeo Australia, it was determined that the fair value of an intangible asset associated with The Mac brand was zero. The charge, which is related to our Australia segment, is included in Impairment expense on the accompanying consolidated statements of operations.An impairment of certain fixed assets which were not in our custody, and for which return was determined to be uncertain. The $2.6 million impairment ($1.7 million after-tax, or $0.02 per diluted share), which is related to our U.S. segment, is included in Impairment expense on the consolidated statements of operations. Severance costs associated with the termination of an executive. The $4.1 million expense ($3.1 million after-tax, or $0.03 per diluted share), which is related to our Canadian segment, is included in Selling, general and administrative expenses on the consolidated statements of operations. $3.5 million, or $0.02 per diluted share after-tax, of losses incurred on extinguishment of debt. Transition costs incurred associated with becoming a stand-alone company. The $1.9 million in costs ($1.2 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.In the second quarter of 2013, we recognized $1.2 million, or $0.01 per diluted share after-tax, of losses incurred on extinguishment of debt.
[4]	In the first quarter of 2013, we recognized a gain of $4.0 million ($2.6 million after-tax, or $0.02 per diluted share) from a decrease to a liability associated with contingent acquisition consideration in our U.S. segment.